MoA Equity Index Fund Average Annual Total Returns	12 Months Ended	51 Months Ended	53 Months Ended	60 Months Ended	78 Months Ended	99 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	15.81%	15.81%	14.53%	14.47%	14.85%	13.10%
MOA Equity Index Fund
Prospectus [Line Items]
Average Annual Return, Percent	24.83%			14.35%			12.92%
MOA Equity Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.29%			12.23%			11.16%
MOA Equity Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.51%			10.87%			10.03%